Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 30,517,532
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,349,756
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	10,018,070
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	6,121,133
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 28,573